Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of lease cost
Operating lease cost	$ 13,949	$ 7,625	$ 4,902
Short-term lease cost	2,631	4,776	3,167
Variable lease cost	5,348	5,287	4,479
Total lease cost	21,928	17,688	12,548
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	(12,877)	(8,948)	(5,522)
Operating lease assets obtained in exchange for operating lease liabilities	19,728	$ 65,459	$ 1,675
Maturities of lease liabilities under operating leases, Twelve Months Ended June 30,
2023	13,013
2024	13,476
2025	12,903
2026	11,912
2027	3,557
Thereafter	28,853
Total future payments for recognized leasing assets	83,714
Less: imputed interest	18,310
Total lease liabilities	$ 65,404
Average remaining lease term	10 years 6 months
Weighted-average discount rate (as a percent)	5.00%
Lease contracts that has been entered into but not yet commenced	$ 0